EARNINGS PER SHARE - Basic Earnings (Loss) per Share Computations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings (loss) per share from continuing operations ($ per share)
Net earnings (loss) from continuing operations attributable to equity holders	$ 819.6	$ 88.7
Net earnings (loss) from discontinued operations attributable to equity holders	0.0	5.6
Net earnings (loss) attributable to equity holders	$ 819.6	$ 94.3
Denominator
Weighted average number of common shares (basic) (in shares)	539.8	480.6
Basic earnings (loss) from continuing operations per share attributable to equity holders (in dollars per share)	$ 1.52	$ 0.18
Basic earnings (loss) from discontinued operations per share attributable to equity holders (in dollars per share)	0	0.01
Basic earnings (loss) per share attributable to equity holders (in dollars per share)	$ 1.52	$ 0.19